Employee Benefits (Details) - Schedule of DBO amount recorded in the balance sheet - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Dbo Amount Recorded In The Balance Sheet Abstract
Defined benefit obligations (DBO) changes in present	$ 162,843	$ 162,236
DBO present value at January 1st	162,843	162,236
Past services labor cost	(11,244)	1,806
Current service labor cost	10,998	9,299
Interest expense	12,101	11,121
Paid benefits	(9,229)
Actuarial gains and losses in obligations	3,906	(21,619)
DBO present value at December 31st	169,375	162,843
Initial PNL	162,843	162,236
Net cost for the period	11,855	22,226
Paid benefits	(9,229)
Previous years effect on profit and loss	3,906	(21,619)
Final PNL	169,375	162,843
Defined benefits obligations (DBO)	$ 169,375	$ 162,843